Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of computation for basic and diluted net income per share
The following table sets forth the computation for basic and diluted net income (loss) per share for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands, except per share data)
Numerator
Income (loss) from continuing operations	$7,972	$(235,310)
Loss from discontinued operations, net of tax	(709)	(1,105)
Net income (loss)	$7,263	$(236,415)

Denominator
Basic weighted average common shares outstanding	106,258	102,913
Dilutive effect of Common Stock Equivalents	668	—
Diluted weighted average common shares outstanding	106,926	102,913

Basic net income (loss) per share
Continuing operations	$0.08	$(2.29)
Discontinued operations	(0.01)	(0.01)
Basic net income (loss) per share	$0.07	$(2.30)

Diluted net income (loss) per share
Continuing operations	$0.07	$(2.29)
Discontinued operations	(0.01)	(0.01)
Diluted net income (loss) per share	$0.07	$(2.30)